Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income taxes

Note 12 — Income taxes

As of March 31, 2025 and December 31, 2024, the Company’s deferred tax asset had a full valuation allowance recorded against it. The effective tax rate for the three months ended March 31, 2025 and 2024 were (0.08)% and (0.07)%, respectively. The effective tax rate differs from the federal and state statutory tax rate of 21.0% primarily due to the valuation allowance on the deferred tax assets.   The Company continues to maintain a full valuation allowance against its deferred tax assets due to historical losses and uncertainty around future taxable income.

Note 13 — Income taxes

The provision for income taxes for the years ended December 31, 2024 and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Income Tax Expense
Current federal tax expense
Federal	$-	$-
State	5,100	2,421
Deferred tax
Federal	-	162,048
State	-	53,889
Total	$5,100	$218,358

The Company is subject to U.S. federal income tax as well as income tax of state tax jurisdictions. The following is a reconciliation of income tax expenses at the effective rate to income tax at the calculated statutory rates:

	December 31, 2024	December 31, 2023
Statutory tax rate
Federal	21.00%	21.00%
State of California	6.90%	6.81%
Permanent difference	(0.11)%	(4.19)%
Change in valuation allowance	(27.83)%	(26.69)%
Effective tax rate	(0.04)%	(3.07)%

As of December 31, 2024 and 2023 the income tax payable was $297,991 and $299,018, respectively, and the net deferred tax asset was $0 and $0, respectively.

The significant components that comprised the Company’s net deferred taxes are as follows:

	As of December 31, 2024	As of December 31, 2023
Deferred tax assets/(liabilities)
Property, plant and equipment	(70,758)	(70,758)
Right of use asset	66,063	17,283
Allowance for credit loss	441,890	327,557
Inventory impairment	1,003,122	355,243
Net operating loss – federal	4,237,504	1,243,813
Less: valuation allowance	(5,677,821)	(1,873,138)
Total deferred tax assets/(liabilities)	-	-

The Company’s cumulative net operating loss (“NOL”) of approximately $16.8 million as of December 31, 2024 was mainly from NOL of Nature’s Miracle and Hydroman. The Company evaluated the recoverable amounts of deferred tax assets and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidence to the extent it could be objectively verified.